MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	COMMODITY - 10.1%
105,268	Invesco DB Gold Fund(a),(b)	$ 5,359,194

	EQUITY - 74.6%
38,697	Consumer Discretionary Select Sector SPDR Fund	7,911,215
111,921	Consumer Staples Select Sector SPDR Fund	7,866,927
141,248	Energy Select Sector SPDR Fund	7,710,728
93,220	Materials Select Sector SPDR Fund	7,891,073
48,868	Technology Select Sector SPDR Fund	8,245,009
		39,624,952
	FIXED INCOME - 15.1%
11,795	iShares Core U.S. Aggregate Bond ETF	1,353,712
62,211	SPDR Bloomberg High Yield Bond ETF	6,646,001
		7,999,713

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,660,430)	52,983,859

	TOTAL INVESTMENTS - 99.8% (Cost $53,660,430)	$ 52,983,859
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	114,635
	NET ASSETS - 100.0%	$ 53,098,494

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated Company – Monarch ProCap ETF holds in excess of 5% of outstanding voting securities of this security.